Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details) - EUR (€) € in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
Income taxes paid (refund) [abstract]
Standard tax rate applicable in France		25.80%	[1]	25.80%	[1]	25.80%
Difference between the standard French tax rate and the rates applicable to Sanofi	[2]	(14.30%)	[1]	(8.20%)	[1]	(13.60%)
Revisions to tax exposures and settlements of tax disputes		3.20%	[1]	0.50%	[1]	2.70%
Tax Rate Effect Of Reversal Of Temporary Difference On Investments	[3]	0.00%	[1]	0.00%	[1]	5.10%
Fair value remeasurement of contingent consideration liabilities		0.00%	[1]	0.00%	[1]	0.10%
Other (d)	[4]	2.20%	[1]	(0.80%)	[1]	2.30%
Effective tax rate		16.90%	[1]	17.30%	[1]	22.40%
Current tax expense (income)		€ 1,243		€ 1,171		€ 2,560
Current Tax Expense Related to Pillar Two		€ 52

[1]	Rate calculated on the basis of the estimated effective tax rate for the full financial year (see Note A.2.).
[2]	The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France.
[3]	In accordance with IAS12, a deferred tax liability was recognised in 2023 on the temporary differences arising on investments in subsidiaries which Sanofi expects will reverse in connection with the proposed separation of the Opella business, as announced in October 2023.
[4]	(d)For the six months ended June 30, 2024, this line includes a tax expense of €52 million, representing the estimated impact of Pillar 2 based on Sanofi’s current understanding of Pillar Two rules